EXPLORATION AND EVALUATION ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Capitalized Costs on Projects
The following is a summary of the capitalized costs on the projects described above.

	Rook I $	Other Athabasca Basin Properties $	IsoEnergy Properties $	Total $
Acquisition costs:
Balance, December 31, 2018	235,077	1,457,607	26,622,545	28,315,229
Additions	-	-	14,077	14,077
Impairment	-	-	(847)	(847)
Balance, December 31, 2019	235,077	1,457,607	26,635,775	28,328,459

Deferred exploration costs:
Balance, December 31, 2018	148,658,925	6,530,533	10,623,907	165,813,365
Additions:
Drilling	17,596,099	1,508,527	1,921,903	21,026,529
General exploration	5,453,717	4,126	665,140	6,122,983
Geological and geophysical	19,859,997	1,042,071	844,448	21,746,516
Labour and wages	6,099,402	78,110	825,860	7,003,372
Share-based payments (Note 10)	1,227,604	-	98,474	1,326,078
Travel	888,515	-	138,098	1,026,613
Impairment	-	-	(13,507)	(13,507)
	51,125,334	2,632,834	4,480,416	58,238,584
Balance, December 31, 2019	199,784,259	9,163,367	15,104,323	224,051,949

Total costs, December 31, 2019	200,019,336	10,620,974	41,740,098	252,380,408
Acquisition costs:
Balance, December 31, 2017	235,077	1,457,607	24,737,248	26,429,932
Additions	-	-	1,885,297	1,885,297
Balance, December 31, 2018	235,077	1,457,607	26,622,545	28,315,229

Deferred exploration costs:
Balance, December 31, 2017	112,937,959	4,942,297	8,102,367	125,982,623
Additions:	-	-
Drilling	16,761,145	-	1,103,960	17,865,105
General exploration	2,885,003	(23,200)	142,069	3,003,872
Geological and geophysical	7,650,358	1,611,436	256,224	9,518,018
Labour and wages	5,008,846	-	693,611	5,702,457
Share-based payments (Note 10)	2,883,711	-	235,852	3,119,563
Travel	531,903	-	89,824	621,727
	35,720,966	1,588,236	2,521,540	39,830,742
Balance, December 31, 2018	148,658,925	6,530,533	10,623,907	165,813,365

Total costs, December 31, 2018	148,894,002	7,988,140	37,246,452	194,128,594